Employee benefits - Summary of Change in Plan Assets for Pension and Post Retirement Medical Plans (Detail) - Pension benefits [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of defined benefit plans [line items]
Interest income	$ (0.7)	₨ (55.0)	₨ (41.0)	₨ (54.3)
Remeasurements
Return on plan assets, (excluding amount included in net Interest Cost)	(2.4)	(180.4)	27.0	(26.9)
Plan assets [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	135.6	10,250.4	9,060.4
Interest income	10.6	804.5	716.0
Remeasurements
Return on plan assets, (excluding amount included in net Interest Cost)	(2.4)	(180.4)	27.0
Employer's contributions	16.4	1,238.0	1,172.6
Benefits paid	(11.0)	(830.3)	(713.1)
Acquisition/(Divestment)			(12.5)
End of the year	$ 149.2	₨ 11,282.2	₨ 10,250.4	₨ 9,060.4